Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment information

21. Segment information

In order to make operating decisions and assess performance, the Company’s chief operating decision function organized the Company’s business in two operating segments, namely “Air” and “Packages, Hotels and Other travel products”, each of them having their own respective segment management.

The “Air” operating segment derives its revenue from commissions earned from facilitating reservations of flight tickets, service fees charged to customers for processing flight tickets and override commissions or incentives from suppliers and GDS if the Company meets certain volume thresholds.

The “Packages, Hotels and Other travel products” operating segment derives its revenue from commissions earned from facilitating reservations of packages, accommodations, car rentals and other travel related products and services, service fees charged to customers for processing bookings, advertising revenue from the sale of advertising placements on the Company’s websites and override commissions or incentives from suppliers if the Company meets certain volume thresholds. Packages are bundle deals where the customer selects and buys multiple products, within the same session. In these transactions the Company acts as an intermediary. Packages transaction may include airline tickets. The air portion of these package transactions is included within the “Packages, Hotels and Other travel products” operating segment.

The Company’s primary measure of a segment’s profit or loss is Adjusted EBITDA, which includes allocations of certain expenses based on transaction volumes and other usage metrics. The Company’s allocation methodology is periodically evaluated and may change.

The Company does not have:

•	transactions between reportable segments

•	assets allocated by segment, or

•	revenue from transactions with a single customer amounting to 10 percent or more of revenue.

The following tables present the Company’s segment information for 2017, 2016 and 2015. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	2017
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

	2016
	Air	Packages, Hotels and other travel products	Unallocated	Total
Revenue	205,721	205,441	—	411,162
Adjusted EBITDA	27,940	20,643	2	48,585
Depreciation and amortization	(4,099)	(3,842)	(4,983)	(12,924)
Stock-based compensation	—	—	(574)	(574)
Operating income / (loss)	23,841	16,801	(5,555)	35,087
Financial income				8,327
Financial expense				(15,079)
Income before income tax				28,335
Income tax expense				(10,538)
Net income				17,797

	2015
	Air	Packages, Hotels and other travel products	Unallocated	Total
Revenue	219,817	201,894	—	421,711
Adjusted EBITDA	8,259	(34,383)	(12,943)	(39,067)
Depreciation and amortization	(6,350)	(1,872)	(6,217)	(14,439)
Stock-based compensation	—	—	(861)	(861)
Operating income / (loss)	1,909	(36,255)	(20,021)	(54,367)
Financial income				10,797
Financial expense				(23,702)
Income / (loss) before income tax				(67,272)
Income tax expense				(18,004)
Net income / (loss)				(85,276)

Geographic information

In 2017, 26% of revenue was originated in transactions invoiced by the subsidiary in Argentina, 29% by the subsidiary in Brazil and 28% by subsidiaries in Uruguay (27%, 28% and 27%, respectively, in 2016 and 32%, 30% and 19%, respectively, in 2015). Subsidiaries in no individual country other than those detailed above accounted for more than 10% of revenue.